Severance, Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2012
Severance, Restructuring and Other Charges
Summary of severance, restructuring and other charges, net

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

Schedule of the activity in the Company's restructuring liabilities, which are included in liabilities

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.